Supplement to the
Retailing Portfolio
April 29, 2016
As Revised October 28, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee for Retailing Portfolio has been removed.

RET-SUM-16-01 1.9880385.100	December 1, 2016